Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Asia Entertainment & Resources Ltd.
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	AERL
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and Cash Equivalents	$ 39,840,817	$ 20,644,296
Accounts Receivable, Net	2,969,032	2,480,961
Markers Receivable	260,149,814	241,706,663
Prepaid Expenses and Other Assets	251,553	303,570
Total Current Assets	303,211,216	265,135,490
Intangible Assets (net of accumulated amortization of $17,454,613 and $12,553,037 at June 30, 2013 and December 31, 2012, respectively)	146,502,703	94,451,063
Goodwill	17,748,642	17,037,761
Property and Equipment (net of accumulated depreciation of $27,492 and $14,366 at June 30, 2013 and December 31, 2012, respectively)	65,648	13,698
Deferred Offering Costs	0	807,401
Other Assets	23,420	21,592
TOTAL ASSETS	467,551,629	377,467,005
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	40,225,365	34,799,982
Accrued Expenses	19,229,681	14,091,723
Loan Payable, Shareholders, current	29,032,597	2,214,078
Total Current Liabilities	138,719,951	60,105,783
Loan Payable, Shareholders	0	60,000,000
Total Liabilities	193,060,110	161,400,764
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued and outstanding 59,979,114 at June 30, 2013 and 41,177,217 at December 31, 2012, respectively.	5,997	4,118
Additional Paid-in Capital	128,425,102	69,670,922
Retained Earnings	145,661,185	145,828,260
Accumulated Comprehensive Income	399,235	562,941
Total Shareholders' Equity	274,491,519	216,066,241
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	467,551,629	377,467,005
Bao Li Gaming [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Acquisition-Contingent Purchase Price Obligation	31,232,308	0
Acquisition-Contingent Purchase Price Obligation, net of current portion	16,526,162	32,294,981
Kings Gaming [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Acquisition-Contingent Purchase Price Obligation	9,000,000	9,000,000
Acquisition-Contingent Purchase Price Obligation, net of current portion	0	9,000,000
Oriental VIP Room [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Acquisition-Contingent Purchase Price Obligation	10,000,000	0
Acquisition-Contingent Purchase Price Obligation, net of current portion	$ 37,813,997	$ 0

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accumulated amortization	$ 17,454,613	$ 12,553,037
Accumulated depreciation	$ 27,492	$ 14,366
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	59,979,114	41,177,217
Common Stock, Shares, Outstanding	59,979,114	41,177,217

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue from VIP Gaming Operations	$ 63,544,865	$ 58,531,067	$ 125,663,364	$ 125,849,178
Total Revenues	63,544,865	58,531,067	125,663,364	125,849,178
Expenses
- Commission to Agents	47,651,409	38,095,211	90,392,261	81,623,353
- Selling, General and Administrative Expenses	6,325,662	4,367,472	9,981,531	9,211,287
- Special Rolling Tax	446,199	468,249	855,794	1,006,662
- Amortization of Intangible Assets	2,548,542	1,268,319	4,977,454	2,536,835
Total Expenses	56,971,812	44,199,251	106,207,040	94,378,137
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	6,573,053	14,331,816	19,456,324	31,471,041
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming and Bao Li	(9,551,634)	7,705,352	(15,481,200)	5,894,431
Net Income (Loss) Attributable to Ordinary Shareholders	(2,978,581)	22,037,168	3,975,124	37,365,472
Other Comprehensive Income
Foreign Currency - Translation Adjustment	208,433	183,054	(163,706)	507,895
Total Comprehensive Income (Loss)	$ (2,770,148)	$ 22,220,222	$ 3,811,418	$ 37,873,367
Net Income (Loss) Per Share
Basic (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81
Diluted (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81
Weighted Average Shares Outstanding
Basic (in shares)	46,101,725	45,906,424	45,032,405	45,912,282
Diluted (in shares)	46,101,725	45,906,917	45,292,949	46,029,232

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2012	$ 216,066,241	$ 4,118	$ 69,670,922	$ 145,828,260	$ 562,941
Balances (in shares) at Dec. 31, 2012		41,177,217
Ordinary shares repurchased and retired	(2,728,912)	(73)	(2,728,839)	0	0
Ordinary shares repurchased and retired (in shares)		(726,053)
Ordinary shares issued for cash at $3.00 per share- rights offering	29,354,850	978	29,353,872	0	0
Ordinary shares issued for cash at $3.00 per share- rights offering (in shares)		9,784,950
Ordinary shares issued for repayment of shareholders loan	34,197,930	974	34,196,956	0	0
Ordinary shares issued for repayment of shareholders loan (in shares)		9,743,000
Rights offering costs for issuance of ordinary shares	(2,067,809)	0	(2,067,809)	0	0
Dividend paid	(4,142,199)	0	0	(4,142,199)	0
Net income	3,975,124	0	0	3,975,124	0
Foreign currency translation adjustment	(163,706)	0	0	0	(163,706)
Balances at Jun. 30, 2013	$ 274,491,519	$ 5,997	$ 128,425,102	$ 145,661,185	$ 399,235
Balances (in shares) at Jun. 30, 2013		59,979,114

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	6 Months Ended
Jun. 30, 2013
Ordinary shares issued (In dollars per share)	$ 3

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income Attributable to Ordinary Shareholders	$ 3,975,124	$ 37,365,472
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of intangible assets	4,977,454	2,536,835
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming and Bao Li Gaming	15,481,200	(5,894,431)
Depreciation	13,131	6,622
Directors' stock-based compensation	0	346,000
Change in assets and liabilities
Accounts Receivable	(489,667)	(273,657)
Markers Receivable	(18,608,308)	15,000,494
Prepaid Expenses and Other Assets	49,941	165,305
Deferred Offering Costs Expensed	806,558	0
Lines of Credit Payable	5,448,234	(5,911,641)
Accrued Expenses	5,146,226	(4,435,905)
Net cash provided by operating activities	16,799,893	38,905,094
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for Oriental VIP Room acquisition	(10,000,000)	0
Purchase of property and equipment	(65,074)	0
Net cash used in investing activities	(10,065,074)	0
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for King's Gaming acquisition	(9,000,000)	(9,000,000)
Cash paid for shares repurchased	(2,728,912)	(124,207)
Professional fee payment for rights offering	(2,067,809)	0
Proceeds from issuance of ordinary shares	29,354,850	0
Proceeds from shareholder loans	1,071,670	1,919,088
Dividend paid	(4,142,199)	(7,527,988)
Net cash provided by (used in) financing activities	12,487,600	(14,733,107)
Net increase in cash and cash equivalents	19,222,419	24,171,987
Effect of foreign currency translation on cash	(25,898)	402,017
Cash and cash equivalents at beginning of period	20,644,296	16,718,565
Cash and cash equivalents at end of period	39,840,817	41,292,569
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	34,197,930	0
Incentive shares issued for 2011 net income target	0	17,977,151
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	0	3,057,600
Director shares issued for compensation	0	346,000
Oriental VIP Room [Member]
Non-cash Investing Activities
Estimated contingent purchase price-Oriental VIP Room	$ 47,813,997	$ 0

Organization and Business of Companies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1 – Organization and Business of Companies

Asia Entertainment & Resources Ltd. (formerly CS China Acquisition Corp.) ("AERL" or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”).

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries, (collectively “AGRL”) and Spring Fortune Investments Ltd. (“Spring Fortune”) that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL. On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of AERL, as discussed in Note 8.

Upon the closing of the acquisition of AGRL by AERL, the Promoter Companies became variable interest entities (‘‘VIEs’’) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promoter Companies and the Collaborator through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

On November 10, 2010, the Company entered into an agreement to acquire the right to 100% of the profits derived by King's Gaming Promotion Limited (“King's Gaming”) from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau as discussed in Note 9.

On May 15, 2011 the Company opened a new VIP gaming room at Galaxy Resort Macau located in Cotai, Macau.

On June 16, 2011, the Company closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau.

Jubilee Dynasty Limited ("Jubilee Dynasty"), a subsidiary of AGRL, was incorporated on May 18, 2012. The main asset of Jubilee Dynasty is the right to 100% of the profit derived by Bao Li Gaming Promotion Limited (“Bao Li” or “Bao Li Gaming”) from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau, pursuant to a profit interest agreement between Jubilee Dynasty and Bao Li effective September 1, 2012.

On September 5, 2012, the Company entered into an agreement to acquire the right to 100% of the profits derived by Bao Li Gaming from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau as discussed in Note 10.

Frontier Champion Limited ("Frontier Champion"), a subsidiary of AGRL, was incorporated on May 28, 2013. The main asset of Frontier Champion is the right to 100% of the profit derived by the Collaborator from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau, pursuant to a profit interest agreement between Frontier Champion and the Collaborator effective July 1, 2013.

On June 26, 2013, the Company entered into an agreement to acquire the right to 100% of the profits derived by the Collaborator from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau as discussed in Note 11. Vong Veng Im functions as a Collaborator for the licensed gaming promoter of the VIP gaming rooms at Le Royal Arc Casino in Macau. According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and registered with the Gaming Inspection and Coordination Bureau of the Macau SAR.

Currently, Macau laws do not allow corporate entities, such as AERL, to directly operate a gaming promotion business in Macau. Consequently, AERL’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies and the Collaborator and for AGRL to exercise effective control over the Promoter Companies and the Collaborator.

Management’s determination of the appropriate accounting method with respect to the AGRL VIEs is based on Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 810 “Consolidation of Variable Interest Entities" (“Topic 810”). AGRL consolidates the VIEs because the equity investors in the Promoter Companies and the Collaborator do not have the characteristics of a controlling financial interest and AERL through AGRL is the primary beneficiary and will disclose significant variable interests in VIEs of which it is not the primary beneficiary, if any.

In accordance with FASB ASC Topic 810, the operations of the Promoter Companies and the Collaborator are consolidated with those of AERL for all periods subsequent to the closing of the acquisition of AGRL by AERL. Prior to the closing of the acquisitions, all revenue and expenses of the Promoter Companies and the Collaborator has been attributed to the former beneficiaries of the VIEs and has been disclosed as the prior owners' interest in pre-acquisition profit and has reduced income available to the ordinary shareholders.

The operations of AGRL's Promoter Companies (“Promoter Companies”) and Collaborator (“Vong Veng Im” or “Oriental VIP Room”) are based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP gaming rooms located in hotels and casinos in Macau. AERL, its subsidiaries (including AGRL) and the Promoter Companies and the Collaborator are collectively referred to as the "Group".

VIP Gaming Promoter and Collaborator Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of Iao Kun VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Heng be compensated based upon a mutually agreed upon percentage of the win/losses of the VIP gaming room.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in July 2008 between Venetian Macau S.A. and King's Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King's Gaming should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement automatically renews annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that King’s Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on July 1, 2011. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Lung be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Bao Li’s Gaming Promoter Agreement dated as of February 7, 2011 entered into between Melco Crown Gaming (Macau) Limited and Bao Li Gaming which allowed for Bao Li Gaming to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement automatically renews annually. As a matter of convenience and to maintain flexibility in remuneration methods, the Company also entered into an agreement with Melco Crown Gaming (Macau) Limited to share in the casino’s VIP gaming room wins/losses from the gaming patrons recruited by the Company. Either the Promoter or the Casino Operator may adjust these arrangements with adequate notice and agreement by both parties to the arrangement. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Bao Li Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

The Collaborator Agreement dated December 17, 2012 entered into between the licensed gaming promoter and the Collaborator allows the Collaborator to be compensated based upon a mutually agreed-upon percentage of the win/losses of the Oriental VIP Room at the Le Royal Arc Casino.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements as of June 30, 2013 and for the three and six month periods ended June 30, 2013 and 2012 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position of the Company as of June 30, 2013 and the results of its operations and cash flows for the three and six month periods ended June 30, 2013 and 2012. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These financial statements and related footnotes should be read in conjunction with the financial statements and footnotes thereto included in the Company’s Form 20-F filed on April 5, 2013 with the Securities and Exchange Commission for the year ended December 31, 2012.

Principles of Consolidation

The operations of the Promoter Companies and the Collaborator are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of June 30, 2013 and December 31, 2012 and for the three and six month periods ended June 30, 2013 and 2012. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Year End

The fiscal year end of the Company is December 31.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming, Bao Li Gaming and the Oriental VIP Room acquisitions in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition

Revenue from VIP gaming room promotion operations is recorded monthly based upon the Promoter Companies’ and the Collaborator’s share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies and the Collaborator are calculated and reported by the Casino Operators and the Promoter on a monthly basis, usually within two days of the month end.

Additionally, the Promoter Companies and the Collaborator earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to gaming patrons and is included in gross revenues. These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of the rolling chip turnover regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires. The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of the rolling chip turnover. The Sang Lung and King’s Gaming arrangements were also based on 1.25% of the rolling chip turnover. Management believed that this change in the revenue structure had reduced the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses. The fixed commission revenues were based only on the amount of the rolling chip turnover, rather than the win/loss of the gaming operations. Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $4,464,312,000 and $4,682,430,000 during the three months ended June 30, 2013 and 2012, respectively; and $8,560,354,000 and $10,066,704,000 during the six months ended June 30, 2013 and 2012, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model. The decision to change from the fixed commission model to the revenue sharing model was made as a result of the Company’s expansion into four VIP gaming rooms with the ability to spread the risk of fluctuations surrounding gaming wins and losses. Additionally, management has initiated a new program for junket agents that provide their own credit to gaming patrons, allowing the junket agent to assume some of the risk of gaming losses or receive increased commissions as a result of gaming wins. Win rate was 3.06% and 3.10% during the three months ended June 30, 2013 and 2012 respectively; and 3.17% and 3.01% during the six months ended June 30, 2013 and 2012, respectively. The win rate is the percentage of Rolling Chip Turnover wagered in the VIP gaming room that is won by the casino (gross wins and losses divided by Rolling Chip Turnover).

VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, gaming patrons primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission. The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

A gaming patron can be a player, a junket agent or even a collaborator. Whoever signs on the marker and takes delivery of the non-negotiable chips at the casino cage and carries them over to the game table is the borrower. It is also common practice that the gaming patron taking delivery of the non-negotiable chips shares the chips with other gaming patrons for the purpose of achieving a higher rolling volume (if the gaming patron is a junket agent, they are entitled to receive rolling commission even when the borrowed chips are wagered by third parties acquainted with them - offset against any credit extended to them) without receiving immediate payment in cash for the non-negotiable chips. Under Macau law, licensed gaming promoters are permitted to extend credit to gaming patrons creating a civil obligation to pay. This credit is typically unsecured but is generally offset by the rolling commissions payable to a gaming patron.

The Group, through the Promoter Companies and the Collaborator, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of June 30, 2013 and December 31, 2012, markers receivable amounted to $260,149,814 and $241,706,663, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promoter Companies and the Collaborator, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	June 30, 2013	% of total markers receivable	December 31, 2012	% of total markers receivable
PRC
0-30 days	$53,901,989		$40,749,342
31-60 days	31,414,463		28,065,490
61-90 days	20,308,652		26,651,442
Greater than 90 days	-		4,012,489
Total	$105,625,104	41%	$99,478,763	41%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition of AGRL by AERL, Messrs. Lam and Vong guaranteed all markers receivable in the Company’s VIP gaming rooms. The guarantees by Messrs. Lam and Vong do not cover markers receivable attributable to the junket agent networks of Mr. Mok, Mr. Lou and Mr. Lei or Mr. Vong as described below. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Group’s existing and future VIP gaming rooms. Upon the acquisition of Bao Li Gaming, Mr. Lou and Mr. Lei guaranteed the collection of all markers receivable attributable to them and their network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Upon the acquisition of the Oriental VIP room, Mr. Vong Veng Im guaranteed the collection of all markers receivable attributable to the Collaborator and his network of junket agents at both the Oriental VIP Room existing and the Company’s existing and future VIP gaming rooms through June 30, 2016.Therefore, as of June 30, 2013 and December 31, 2012, management believes that an allowance for uncollectible markers receivable is not necessary.

Deferred Offering Cost

Deferred offering costs, consisting of legal, accounting and filing fees relating to a proposed offering of Ordinary Shares on the Hong Kong Stock Exchange were capitalized. Deferred offering costs, totaling $1,622,008 were expensed to selling, general and administrative expenses based upon management’s decision to not offer new Ordinary Shares as part of its planned listing on the Hong Kong Stock Exchange. Therefore, the balance of deferred offering cost was zero as of June 30, 2013.

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit payable, accrued expenses, and loan payable to shareholders the carrying values of these financial instruments, other than long-term loan payable to shareholders, approximate their fair value due to their short maturities. The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable. The payables-King’s Gaming, Bao Li and Oriental VIP Room acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Notes 9, Note 10 and Note 11).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the six months ended June 30, 2013.

	Fair Value
Contingent Consideration	at 6/30/2013	Valuation Techniques	Unobservable Input	Range

King’s Gaming	$9,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.29% - 0.31%

		Monte Carlo Method	Average Simulated Share Prices	$4.22- $5.29

Oriental VIP Room	$47,813,997	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	8.6% - (16.0%)

		Monte Carlo Method	Average Simulated Share Prices	$3.87- $4.00

Bao-Li Gaming	$47,758,470	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	10.0% - (60.0%)

		Monte Carlo Method	Average Simulated Share Prices	$4.20- $4.31

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the King’s Gaming, Bao Li Gaming and Oriental VIP Room acquisitions are the forecasted performance results of the operations of King’s Gaming, Bao Li Gaming and Oriental VIP Room and the simulated share prices of the Company’s Ordinary Shares under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share

The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2013 and 2012:

	Three Months	Three Months Ended	Six Months	Six Months Ended
	Ended	June 30, 2012	Ended	June 30, 2012
	June 30, 2013	(Restated)	June 30, 2013	(Restated)
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$(2,978,581)	$22,037,168	$3,975,124	$37,365,472
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	46,101,725	45,906,424	45,032,405	45,912,282
Effect of dilutive securities:
- Bao Li earn out shares	-	-	260,544	-
- Weighted average Unit Purchase Option	-	493	-	116,950
Denominator for diluted earnings per share	46,101,725	45,906,917	45,292,949	46,029,232

Basic earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81
Diluted earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued. King’s Gaming did not meet its 2012 Gross Profit Target to exceed $7,380,000 and no incentive shares were issued.

In 2011, the Company decided that a portion of the Directors fees and officers remuneration would be paid in Ordinary Shares. The shares are to be issued in January of each year. A total of 60,610 were issued in July 2013 to satisfy the Company’s obligations for 2012 and have been included in basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2013. A total of 50,400 shares were issued on April 24, 2012 to satisfy the Company’s obligations for 2011 and 2010 and have been included in basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2012. A liability of approximately $309,000 and $209,000 is included in accrued expenses at June 30, 2013 and December 31, 2012, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires on August 10, 2013.

The Company issued one transferable subscription right for each two ordinary shares then owned to stockholders of record on June 3, 2013.Accordingly, as required by FASB ASC Topic 260 “Earnings Per Share” the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013. This factor represents the impact of the bonus element of the rights offering on the Company’s Ordinary Shares, based upon the closing price of the Ordinary Shares immediately prior to the rights trading separately from the Ordinary Shares on June 5, 2013 ($4.07 per share), and the expected proceeds from the rights offering.

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3 to 5.5 years	Based upon six months after the expiration of the employment agreement or at the expiration of the employment agreement

Non-Compete agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Profit interest agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is derived from recent market transactions involving merger and acquisition and/or publicly-traded guideline companies deemed broadly similar to the subject business unit. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value. Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense. During the three months ended June 30, 2013 and 2012, the Group incurred advertising costs of $29,453 and $34,524, respectively; and $32,304 and $88,139 for the six months ended June 30, 2013 and 2012, respectively.

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned. Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year. All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. As of June 30, 2013, the Company has reserved a total of 60,610 Ordinary Shares for issuance to the Company's directors and key management employees, respectively.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 Ordinary Shares were issued and on July 3, 2013, 60,610 ordinary shares were issued.

Foreign Currency

The reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”). AERL and AGRL’s and the Promoter Companies' and the Collaborator’s functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”). Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2013	June 30, 2012	December 31, 2012
Period end HK$:US$ exchange rate	$7.76	$7.76	$7.75
Average three-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.76

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Accounts Receivable	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Accounts Receivable Net [Text Block]
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2013	2012

Gaming revenues receivable	$2,969,032	$2,480,961

As of June 30, 2013, accounts receivable were due from four Casino Operators. The accounts receivable from the four casinos at June 30, 2013 were 67%, 8%, 15% and 10% of total receivables. As of December 31, 2012, accounts receivable were due from three Casino Operators. The accounts receivable from the three casinos at December 31, 2012 were 32%, 26% and 42% of total receivables.

Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 — Intangible Assets

Intangible assets as of June 30, 2013 and December 31, 2012 consist of the following:

	Bad Debt	Non-Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts:
Balance as of December 31, 2012	$589,432	$1,517,220	$104,821,571	$106,928,223
Acquisition	16,881	305,927	56,758,004	57,080,812
Foreign currency translation	(191)	(576)	(50,952)	(51,719)
Balance as of June 30, 2013	606,122	1,822,571	161,528,623	163,957,316

Accumulated amortization
Balance as of December 31, 2012	$196,153	$164,633	$12,116,373	$12,477,159
Amortization expense	60,728	70,657	4,846,069	4,977,454
Balance as of June 30, 2013	256,881	235,290	16,962,442	17,454,613
Total amortized intangible assets	$349,241	$1,587,281	$144,566,181	$146,502,703

Goodwill
Unamortized intangible assets:
Balance as of December 31, 2012	$17,037,761
Acquisition	722,748
Foreign currency translation	(11,867)
Balance as of June 30, 2013	$17,748,642

Amortization expense for the three months ended June 30, 2013 and 2012 was $2,548,542 and $1,268,319, respectively; and $4,977,454 and $2,536,835 for the six months ended June 30, 2013 and 2012, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2013 (6 months)	$8,150,563
2014	16,301,125
2015	16,301,125
2016	16,205,152
2017	16,174,038
Thereafter	73,370,700
$146,502,703

Lines of Credit Payable	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Line Of Credit Payable [Text Block]
Note 5 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	June 30,	December 31,
	2013	2012

Due to Casino Operators	$40,225,365	$34,799,982

Due to Casino Operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung, King's Gaming and Bao Li Gaming and are interest free and renewable monthly.

The Casino Operators have extended lines of credit totaling approximately $59,307,000 and $59,349,000 as of June 30, 2013 and December 31, 2012, respectively. The lines of credit may be exceeded from time to time at the discretion of the Casino Operators. The lines of credit for Sang Heng, Sang Lung and King’s Gaming are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam. The line of credit for Bao Li Gaming is guaranteed by Mr. Lou and is secured by his personal check.

Accrued Expenses	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 — Accrued Expenses

Accrued Expenses consist of the following:

	June 30,	December 31,
	2013	2012

Commission payable-Junket Agents	$13,679,856	$12,314,860
Management fee payable-related party (Note 12)	515,710	567,684
Management and Directors' compensation	607,396	502,437
Accrued Acquisition Costs- Oriental VIP room (Note 11)	1,133,850	-
Accrued Rights Offering Costs (Note 12)	2,015,152	-
Others	1,277,717	706,742

	$19,229,681	$14,091,723

Loans Payable, Shareholders	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 7 — Loans Payable, Shareholders

On February 2, 2010, AGRL entered in to an agreement with Messrs. Lam and Vong to provide funding for working capital and to advance funds to the Promoter Companies. Pursuant to the agreement, the loans will be in an amount not less than $19,300,000 on and after February 2, 2010 (the date of the acquisition of AGRL by AERL), not less than $45,000,000 on and after March 31, 2010 and until the agreement is terminated. This funding commitment terminates at the end of the fiscal quarter that AGRL’s working capital is not less than $100,000,000, exclusive of any working capital provided by Messrs. Lam and Vong. If at any time the balance exceeds the minimum requirement, Messrs. Lam and Vong may request repayment for the excess amount.

In conjunction with the rights offering completed in June 2013 (See Note 12), and the regulatory requirements of the Company’s planned listing of the Company’s Ordinary Shares on the Hong Kong Stock Exchange, the Company repaid $34,197,930 of the balance of the loans provided by Messrs. Lam and Vong. A total of 3,312,620 Ordinary Shares were issued at $4.50 per share and 6,430,380 were issued at $3.00 per share to reduce the outstanding shareholders loan balance. The balance of $25,802,070 was repaid out of the cash proceeds from the rights offering in July 2013. Any remaining balance is expected to be repaid prior to the listing of the Company’s Ordinary Shares on the Hong Kong Stock Exchange.

As of June 30, 2013 and December 31, 2012, the amount of the funding advanced to AGRL by Messrs. Lam and Vong was approximately $29,032,597 and $62,214,078, respectively. Messrs. Lam and Vong also guarantee to AGRL the repayment of the loans made by AGRL to the Promoter Companies. Any amounts due to AGRL pursuant to the guaranty provided by Messrs. Lam and Vong may, at AGRL's election, be offset against amounts owing Messrs. Lam and Vong by AGRL pursuant to the agreement.

On April 18, 2011, the terms of the loan agreement were amended and the loan amount totaling $60,000,000 ($30,000,000 each to Messrs. Lam and Vong) was fixed, non-interest bearing and due on April 18, 2014. In conjunction with the loan amendment, the loans are convertible at the option of the lenders at a rate of $20 per Ordinary Share or an aggregate of 3,000,000 Ordinary Shares. Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares. As a result of the loan repayments, the loans are no longer convertible under these terms.

Acquisition of AGRL	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 8 — Acquisition of AGRL

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with AGRL and Spring Fortune that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL. On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement and AGRL became a wholly owned subsidiary of AERL.

The amendment dated April 18, 2011 increased the amount of the incentive targets from $49,500,000 to $65,000,000 for the year ended December 31, 2011 and from $58,000,000 to $78,000,000 for the year ended December 31, 2012 to receive 2,573,000 incentive shares for each year. Additionally, the additional incentive target to earn 530,000 Ordinary Shares in 2011 and 2012 was increased from $75,000,000 to $78,000,000 and from $82,500,000 to $94,000,000, respectively.

AGRL achieved the performance target for the year ended December 31, 2011 of $65,000,000 to earn 2,573,000 Ordinary Shares and the additional incentive target of $78,000,000 to earn 530,000 Ordinary Shares in 2011 pursuant to the Agreement. The shares were issued subsequent to the filing of the 2011 annual report on Form 20-F. The issuance is treated similar to a stock dividend and resulted in an increase to Ordinary Shares and Additional Paid in Capital totaling $17,977,151 and a decrease to Retained Earnings of $17,977,151.

Additionally, the Company issued 4,210,000 shares as a result of the filing of Form 20-F for the fiscal year ended December 31, 2010 in May of 2011. The shares are considered to be issued as part of the merger and therefore have been treated as issued for no additional cost or compensation. The issuance is treated as an increase to Ordinary Shares and a decrease to Retained Earnings of $421 to reflect the par value of the Ordinary Shares. The Company considered indicators to determine if the contingent payments as a result of the reverse merger between AGRL and AERL constituted a form of additional compensation to/or profit sharing with the sellers and concluded they are not to be treated as additional compensation or profit sharing.

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued.

Acquisition of King's Gaming Promotion Limited	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]

Note 9—Acquisition of King’s Gaming Promotion Limited

On November 10, 2010, the Company completed the purchase of the profit interest pursuant to a Profit Interest Purchase Agreement (“King’s Gaming Purchase Agreement”) with Mr. Mok and Mr. Wong (together, the “King’s Gaming Seller”), to acquire the right to 100% of the profit interest derived by King’s Gaming, effective November 1, 2010, from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau for an aggregate amount of (i) up to $36,000,000, of which $9,000,000 was paid at the closing, and (ii) 1,500,000 Ordinary Shares of the Company (the “Purchase Price”) issued at the closing. The balance of $27,000,000 of the Purchase Price will be maintained as working capital at the cage of King’s Gaming (and shall be the sole property of the Company until paid to the King’s Gaming Seller in accordance with the terms of the King’s Gaming Purchase Agreement) and shall be paid to the Seller in installments of $9,000,000 (each, an “Installment Payment”), subject to meeting a minimum Gross Profit requirement equal to $6,150,000 (the “Minimum Gross Profit Requirement”) for each of the three fiscal years following the closing date commencing with fiscal year 2011, which shall be evidenced by the management prepared financial statements of King’s Gaming approved by the Audit Committee of the Company. In the event King’s Gaming fails to achieve the Minimum Gross Profit Requirement in any of the three fiscal years following the closing date, the Installment Payment shall be reduced by an amount equal to the product of (x) $9,000,000 and (y) the quotient obtained by dividing (A) the actual Gross Profit for such year, by (B) the Minimum Gross Profit Requirement.

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the King’s Gaming Purchase Agreement) shall be released and issued to the Seller as follows:

	Gross Profit Target	Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

*- For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.

For the year ended December 31, 2011, Incentive Shares of 500,000 were earned since King’s Gaming met its 2011 Gross Profit Target exceeding $6,150,000 and earned additional incentive shares of 20,000 by exceeding its Gross Profit Target by over $2,000,000.

King’s Gaming did not meet its 2012 Gross Profit Target and no incentive shares were issued.

Additionally, Mr. Mok has agreed to provide a personal guaranty, for so long as he is employed by the Company or King’s Gaming providing for the guaranty of all obligations of King’s Gaming and the Seller pursuant to the King’s Gaming Purchase Agreement, including, but not limited to any bad debts the Seller network of junket agents may have incurred or may incur in the future.

As of December 31, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $50,857,564 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the Gross Profit targets at December 31, 2010. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted gross profits are achieved over the earn-out period. Actual achievement of gross profit range for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate. During the three and six months ended June 30, 2013, the Company did not recognize any gains or losses due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements as there were no changes to the performance expectations, the same as December 31, 2012 and March 31, 2013 the Company can only meet the minimum Gross Profit requirement of $6,150,000 (the “Minimum Gross Profit Requirement”) but not the Gross Profit Target for 2013 and no ordinary shares are expected to be issued. During the three and six months ended June 30, 2012, the Company recognized gains of $7,705,352 and $5,894,431, respectively due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements. Fluctuations in the market value of the Company's Ordinary Shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2012	$18,000,000
Cash Consideration Paid	(9,000,000)
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	-
Foreign Currency Translation Adjustment	-
Contingent Consideration Payable as of June 30, 2013	$9,000,000

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its former location at the Venetian Hotel and Casino on Cotai in Macau (now located at the Sands Cotai Central Casino). Additional factors include the synergies between the operations of King's Gaming and the operations of Sang Heng, Sang Lung, Bao Li and Oriental VIP Room, including the expanded network of junket agents and the ability to offer higher tier gaming patrons the opportunity to play at either a high end luxury Cotai location or a high end luxury downtown Macau location. These factors do not qualify for separate recognition in the overall purchase price allocation.

Acquisition of Bao Li Gaming Promotion Limited	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Acquisition Integration Restructuring and Other Related Costs [Text Block]

Note 10—Acquisition of Bao Li Gaming Promotion Limited

On September 12, 2012, the Company completed the purchase of the profit interest pursuant to a Profit Interest Purchase Agreement (“Bao Li Purchase Agreement”) with Mr. Lou and Mr. Lei (together, the “Bao Li Seller”), to acquire the right to 100% of the profit derived by Bao Li Gaming, effective September 1, 2012, from the promotion of the VIP gaming room at the City of Dreams Hotel and Casino in Macau for an aggregate amount of $15,000,000, of which $7,500,000 was paid upon the satisfaction of all conditions to closing and $7,500,000 paid at the closing (the “Purchase Price”). Additionally, the Company reimbursed the Seller approximately $146,026 for cash and incentive receivables acquired.

For purposes of the Bao Li Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Bao Li Seller’s network of junket agents purchases from Bao Li Gaming’s and the Company’s VIP gaming rooms attributable to the Bao Li Seller’s network of junket agents at Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms.

In addition, as more fully set forth below, the Company is required to issue to the Bao Li Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000 (the “Incremental Earnout Payment”). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Bao Li Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Bao Li Seller will not be entitled to receive any earnout payments.

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip Turnover Target
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000	*
2014	$2,500,000,000	$13,000,000	625,000	*
2015	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Additionally, Mr. Lou and Mr. Lei have agreed to provide personal guarantees, through December 31, 2015 providing for the guaranty of all obligations of Bao Li Gaming and the Seller pursuant to the Bao Li Purchase Agreement, including, but not limited to any bad debts the Bao Li Seller network of junket agents may have incurred or may incur in the future.

As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $47,758,470 and $32,294,981 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the rolling chip turnover targets at June 30, 2013 and December 31, 2012, respectively. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted rolling chip turnover targets are achieved over the earn-out period. Actual achievement of rolling chip turnover targets for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate. During the three and six months ended June 30, 2013, the Company recognized losses of $9,551,634 and $15,481,200 due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements. Fluctuations in the market value of the Company's Ordinary Shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2012	$32,294,981
Change in Fair Value of Contingent Consideration	15,481,200
Foreign Currency Translation Adjustment	(17,711)
Contingent Consideration Payable as of June30, 2013	$47,758,470

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its location at the City of Dreams Hotel and Casino in Macau. Additional factors include the synergies between the operations of Bao Li Gaming and the operations of Sang Heng, Sang Lung, King’s Gaming and Oriental VIP Room, including the expanded network of junket agents and the ability to offer higher tier gaming patrons the opportunity to play at another high end luxury Cotai location or a high end luxury downtown Macau location. These factors do not qualify for separate recognition in the overall purchase price allocation.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2014	$31,232,308
2015	16,526,162
$47,758,470

Acquisition of the Oriental VIP Room	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Business Acquisition Integration Restructuring and Other Related Costs [Text Block]

Note 11 — Acquisition of the Oriental VIP Room

On June 26, 2013, the Company completed the purchase of the profit interest pursuant to a Profit Interest Purchase Agreement (“Oriental VIP Room Purchase Agreement”) with Mr. Vong Veng Im (the “Oriental VIP Room Seller”), to acquire the right to 100% of the profit derived from the operations, effective July1, 2013, from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau for an aggregate amount of $20,000,000 in cash, of which $10,000,000 was paid at the closing and $10,000,000 will be paid at a subsequent closing (the “Purchase Price”), upon the completion of certain conditions. Mr. Vong is a collaborator for the gaming promoter license holder at the Le Royal Arc Casino.

For purposes of the Oriental VIP Room Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Oriental VIP Room Seller’s network of junket agents purchases from Oriental VIP Room’s and the Company’s VIP gaming rooms.

In addition, as more fully set forth below, the Company is required to pay and issue to the Oriental VIP Room Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date are exceeded, in increments of $25,000,000 (the “Incremental Earnout Payment”). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Oriental VIP Room Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Oriental VIP Room Seller will not be entitled to receive any earnout payments. If the Oriental VIP Room Seller achieves an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016, the Company shall pay an additional $2,500,000 for every $1,000,000,000 of Rolling Chip Turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued and an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of Rolling Chip Turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Additionally, Mr. Vong Veng Im has agreed to provide a personal guarantee, through June 30, 2016 providing for the guaranty of all obligations of Oriental VIP Room and the Seller pursuant to the Oriental VIP Room Purchase Agreement, including, but not limited to any bad debts the Oriental VIP Room Seller network of junket agents may have incurred or may incur in the future.

As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	585,588
Profit interest agreement	56,594,633
Goodwill	606,458

Total Estimated Purchase Price	$57,803,560

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $47,813,997 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the rolling chip turnover targets at June 26, 2013. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted rolling chip turnover targets are achieved over the earn-out period. Actual achievement of rolling chip turnover targets for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate. Fluctuations in the market value of the Company's Ordinary Shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its location at the Le Royal Arc Casino in Macau. Additional factors include the synergies between the operations of the Oriental VIP Room and the operations of Sang Heng, Sang Lung, Bao Li Gaming and King’s Gaming, including the expanded network of junket agents and the ability to offer higher tier gaming patrons the opportunity to play at another high end luxury downtown Macau location or a high end luxury Cotai location. These factors do not qualify for separate recognition in the overall purchase price allocation. Total acquisition costs which have been expensed, amounting to approximately $1,252,000.

Management determined that the acquisition of the operations of Oriental VIP Room at the Le Royal Arc Casino in Macau would allow the Company to expand its operations in downtown Macau and appeal to a wider number of gaming patrons. Prior to the acquisition, the Company's had only one VIP gaming room in downtown Macau. Additionally, the acquisition of the operations of Oriental VIP Room brought an additional network of agents and collaborators that may increase revenues at the Company's Macau VIP rooms.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2013	$10,000,000
2014	20,633,000
2015	17,180,997
$47,813,997

Shareholders' Equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 12 — Shareholders’ Equity

Ordinary Shares

AERL is authorized to issue 200,000,000 Ordinary Shares, par value $.0001. AGRL did not achieve its performance targets, and King’s Gaming did not meet its Gross Profit Target for the year ended December 2012, and therefore no Ordinary Shares were issued during the six months ended June 30, 2013. The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Rights Offering

The Company issued one transferable subscription right for each two ordinary shares then owned to stockholders of record on June 3, 2013. The rights entitled rights holders to subscribe for an aggregate of up to 20,225,582 ordinary shares. The subscription price was $3 per ordinary share to be exercised. As a result of a standby purchase agreement with certain persons, including Lam Man Pou, Vong Hon Kun, Lam Chou In, Zheng An Ting, So Kam Tai, Au Chun Yin, Chan Fok Hoi, Chan Kai Ian, Sin Kam Chan, Leong Wai Meng and Cheung Mee Mo (the “Standby Purchasers”), whereby the Standby Purchasers have agreed to purchase a number of ordinary shares having a value equal to the aggregate subscription price the Company would have received with respect to the shares underlying all rights not exercised by all holders in the rights offering, referred to as the standby purchase, upon the same terms as the other holders, except the subscription price for 34% of such shares with respect to purchases made by Messrs. Lam Man Pou and Vong Hon Kun was $4.50 per share. Messrs. Lam and Vong agreed to purchase approximately 34% of the shares sold pursuant to the standby purchase for an exercise price not less than the closing price of AERL's Ordinary Shares on May 24, 2013, which was $4.37 per share, at a premium to the exercise price of the rights ($ 3.00 per share). On June 21, 2013, the closing date of the offering, a total of 19,527,950 ordinary shares were issued. The Company incurred offering costs of $2,067,809, which have been recorded as a reduction of Additional Paid in Capital.

Directors Compensation

All of the Company’s directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year. The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration. Total director fees charged to operations during the three months ended June 30, 2013 and 2012 were $124,252 and $124,251, respectively; and during the six months ended June 30, 2013 and 2012 were $248,500 and $248,497, respectively.

Warrants

As of June 30, 2013 and December 31, 2012, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.612 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding June30, 2013	1,440,000	1,440,000	$5.64	.112 years

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Share Repurchase Program

The Board of Directors has established a share repurchase program, with an expiration date of June 30, 2013 (the “2012 Repurchase Plan”). The 2012 Repurchase Plan authorizes the Company to purchase up to two million of its Ordinary Shares on the open market at prices to be determined by the Company’s management. During the year ended December 31, 2012, the Company repurchased an aggregate of 1,273,947 Ordinary Shares for an aggregate purchase price of $4,166,480 pursuant to the 2012 Repurchase Plan. During the quarter ended March 31, 2013, the Company purchased the remaining 726,053 Ordinary Shares for an aggregate purchase price of $2,728,912. The Ordinary Shares have been retired and the purchase price was allocated to par value and additional paid in capital. In March 2013, The Board of Directors established a new share repurchase program, which will expire on December 31, 2013 (the “2013 Repurchase Plan”). The 2013 Repurchase Plan authorizes the Company to purchase up to four million of its Ordinary Shares on the open market at prices to be determined by the Company’s management. During the quarter ended June 30, 2013, the Company did not purchase any Ordinary Shares pursuant to the 2013 Repurchase Plan.

Dividend

During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding Ordinary Share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in the dividend payable after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. The first dividend was paid on September 2, 2011, totaling $3,880,406. An additional dividend amounting to $7,527,988 was paid on April 18, 2012. On August 31, 2012, the Company paid a dividend of $5,097,296. On April 26, 2013 the Company paid a dividend of $4,142,199.

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at June 30, 2013 and December 31, 2012.

Ordinary Shares Reserved for Future Issuance

At June 30, 2013 and December 31, 2012, the Company has reserved 6,539,600 and 4,664,600 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	June 30, 2013	December 31, 2012

Officer and Director Shares	149,600	149,600

Underwriter Warrants	1,440,000	1,440,000

Contingently Issuable Incentive Shares-King's Gaming	1,200,000	1,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,875,000	1,875,000

Contingently Issuable Incentive Shares-Oriental VIP Room	1,875,000	-

Total	6,539,600	4,664,600

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 13 — Commitments and Contingencies

Management Agreements

Day-to-day management and operation of the VIP gaming rooms is contracted by the Promoter Companies and the Collaborator to Pak Si Management and Consultancy Limited of Macau (“Pak Si”), a related party management company that is responsible for hiring and managing all staff needed for operations. This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.). The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its chief operating officer.

Sang Heng and Iao Pou, initially entered into one year agreements to provide such services with Pak Si, pursuant to which each of them paid Pak Si $155,000 per month, and King's Gaming paid approximately $77,500 per month for the VIP gaming room at the Venetian Hotel and Casino, from which Pak Si is responsible to pay all salaries, benefits and other expenses of operation.

Beginning in July 2013, the Oriental VIP Room entered into a management agreement with Pak Si for $103,000 per month.

Effective January 1, 2013, the monthly payments were revised for Sang Heng and Sang Lung from $180,000 to $155,000 each, and Bao Li and King’s Gaming remained at a monthly rate of $103,000.

Total expenses for Pak Si's services were $1,546,033 and $1,391,466 during the three months ended June 30, 2013 and 2012, respectively; and $3,093,222 and $2,783,147 during the six months ended June 30, 2013 and 2012, respectively. Amounts due to Pak Si as of June 30, 2013 and December 31, 2012 were $515,710 and $567,683, respectively and have been recorded in accrued expenses.

Employment Agreements

AGRL entered into employment agreements with five executive officers: Mr. Lam (Chairman of the Board), Leong Siak Hung (Chief Executive Officer), Li Chun Ming (Chief Financial Officer), Mr. Vong (Director), and Lam Chou In (Operating Officer) that became effective upon the closing of the acquisition of AGRL. Upon the closing of the acquisition of King’s Gaming, AERL has entered into two additional employments contracts with Mr. Mok and Mr. Wong. Upon the closing of the acquisition of Bao Li, the Company entered into employment agreements with Mr. Lou and Mr. Lei. In February 2012 the Board amended the employment contracts with Leong Siak Hung, Li Chun Ming Raymond, Lam Man Pou, Vong Hon Kun, Ip Ching Wah, Lam Chou In, Mok Chi Hung and Wong Hon Meng effective January 1, 2012 to increase their respective annual salaries. Upon the acquisition of the Oriental VIP Room, the Company entered into a 5 year employment agreement with Vong Veng Im. Beginning July 1, 2013, the Company entered into a two year employment agreement with Chien Lee. The employment agreements for Mr. Leong and Mr. Li expired in February 2013 and are continuing on the same terms on a month to month basis.

Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:

2013	$988,209
2014	1,078,176
2015	679,285
2016	448,000
2017	124,000
Thereafter	62,000
Total	$3,379,670

Each executive is entitled to paid vacation in accordance with AGRL’s policies and other customary benefits. The employment agreements provide that the executive, during the period of five years following the termination of his employment (three years in the case of Messrs. Leong and Li), shall not compete with AGRL or solicit any of its employees. The agreements with each of Leong Siak Hung, Li Chun Ming Raymond, Lam Man Pou, Vong Hon Kun and Lam Chou In contain provisions prohibiting the executives, during their respective terms of employment, from selling, hypothecating or otherwise transferring more than 20% of any Ordinary Shares that may be transferred to them by Spring Fortune from shares it received or receives as a result of the acquisition. If an executive’s employment is terminated for any reason prior to the expiration of the employment term, or if the executive breaches the confidentiality and non-competition and non-solicitation provisions of his employment agreement, the executive is obligated to transfer and assign to the Company all securities then held by him and all rights to receive securities in the future, which securities will be canceled.

Total compensation charged to operations during the three months ended June 30, 2013 and 2012 related to these employment contracts were $319,645 and $237,887, respectively; and during the six months ended June 30, 2013 and 2012 were $639,289 and $475,774, respectively.

Office Lease

The Company has office leases in Hong Kong and Macau for executive offices which expire in September 2015 and April, 2016, respectively. The Company also rents a storage space on a month to month basis for $6,960 per month. Minimum future lease payments are $37,331, $76,226, $64,760 and $11,857 for the years ended December 31, 2013, 2014, 2015 and 2016. Rent expense was $24,975 and $18,422 for the three months ended June 30, 2013 and 2012, respectively; and $41,713 and $36,883 for the six months ended June 30, 2013 and 2012, respectively.

Revenue Sharing

Beginning in September 2012, the Company has adopted a new program to allow certain cash basis junket agents (non-marker) to share in the risk of wins and losses in the VIP gaming rooms. The maximum percentage of sharing that the junket agent may elect to share in the risk of wins and losses is limited to their percentage of rolling chip turnover during the previous month. The junket agent must make its election by the second day of the subsequent month and may elect from zero percent to the maximum percent. Based upon the participating junket agents during the month of July 2013, a total of approximately $490,671 was recorded as additional commission expense in July 2013. Due to fluctuations in wins and losses as well as the junket agents’ participation, levels, the total amount of revenues and losses shared as well as their percentage of rolling chip turnover may fluctuate significantly.

Certain Risks and Uncertainties

The Group’s operations are dependent on the annual renewal of the gaming licenses by the Macau SAR to the Promoter Companies and the registration of the Collaborator by the licensed gaming promoter. The tenure of the Promoter Companies and the Collaborator acting as gaming promoters and collaborator for the Casinos is subject to the Gaming Representative / Gaming Promoter Arrangements and Collaborator Agreement.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies and the Collaborator, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group receives all of their revenue from gaming patrons within the Asia-Pacific Region. If economic conditions in these areas were to decline materially or additional casino licenses to new Casino Operators were awarded in these locations, the Group’s consolidated results of operations could be materially affected.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 14 — Related Party Transactions

During three and six months ended June 30, 2013 the Group’s paid an affiliate of Mr. Leong, Mr. Lam and Mr. Vong approximately $166,341 and $308,341 for catering and restaurant services.

Segment and Geographic Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
 Note 15 — Segment and Geographic Information

During six months ended June 30, 2013 and 2012, all of the Group’s principal operating and developmental activities occurred in Macau. Management reviews the results of operations for its key operating segment in Macau.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The consolidated financial statements as of June 30, 2013 and for the three and six month periods ended June 30, 2013 and 2012 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position of the Company as of June 30, 2013 and the results of its operations and cash flows for the three and six month periods ended June 30, 2013 and 2012. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These financial statements and related footnotes should be read in conjunction with the financial statements and footnotes thereto included in the Company’s Form 20-F filed on April 5, 2013 with the Securities and Exchange Commission for the year ended December 31, 2012.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The operations of the Promoter Companies and the Collaborator are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of June 30, 2013 and December 31, 2012 and for the three and six month periods ended June 30, 2013 and 2012. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Period, Policy [Policy Text Block]	Fiscal Year End The fiscal year end of the Company is December 31.
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming, Bao Li Gaming and the Oriental VIP Room acquisitions in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue from VIP gaming room promotion operations is recorded monthly based upon the Promoter Companies’ and the Collaborator’s share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies and the Collaborator are calculated and reported by the Casino Operators and the Promoter on a monthly basis, usually within two days of the month end.

Additionally, the Promoter Companies and the Collaborator earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to gaming patrons and is included in gross revenues. These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of the rolling chip turnover regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires. The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of the rolling chip turnover. The Sang Lung and King’s Gaming arrangements were also based on 1.25% of the rolling chip turnover. Management believed that this change in the revenue structure had reduced the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses. The fixed commission revenues were based only on the amount of the rolling chip turnover, rather than the win/loss of the gaming operations. Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $4,464,312,000 and $4,682,430,000 during the three months ended June 30, 2013 and 2012, respectively; and $8,560,354,000 and $10,066,704,000 during the six months ended June 30, 2013 and 2012, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model. The decision to change from the fixed commission model to the revenue sharing model was made as a result of the Company’s expansion into four VIP gaming rooms with the ability to spread the risk of fluctuations surrounding gaming wins and losses. Additionally, management has initiated a new program for junket agents that provide their own credit to gaming patrons, allowing the junket agent to assume some of the risk of gaming losses or receive increased commissions as a result of gaming wins. Win rate was 3.06% and 3.10% during the three months ended June 30, 2013 and 2012 respectively; and 3.17% and 3.01% during the six months ended June 30, 2013 and 2012, respectively. The win rate is the percentage of Rolling Chip Turnover wagered in the VIP gaming room that is won by the casino (gross wins and losses divided by Rolling Chip Turnover).

Vip Gaming Room Cage and Marker Accounting [Policy Text Block]

VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, gaming patrons primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission. The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

A gaming patron can be a player, a junket agent or even a collaborator. Whoever signs on the marker and takes delivery of the non-negotiable chips at the casino cage and carries them over to the game table is the borrower. It is also common practice that the gaming patron taking delivery of the non-negotiable chips shares the chips with other gaming patrons for the purpose of achieving a higher rolling volume (if the gaming patron is a junket agent, they are entitled to receive rolling commission even when the borrowed chips are wagered by third parties acquainted with them - offset against any credit extended to them) without receiving immediate payment in cash for the non-negotiable chips. Under Macau law, licensed gaming promoters are permitted to extend credit to gaming patrons creating a civil obligation to pay. This credit is typically unsecured but is generally offset by the rolling commissions payable to a gaming patron.

The Group, through the Promoter Companies and the Collaborator, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of June 30, 2013 and December 31, 2012, markers receivable amounted to $260,149,814 and $241,706,663, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promoter Companies and the Collaborator, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	June 30, 2013	% of total markers receivable	December 31, 2012	% of total markers receivable
PRC
0-30 days	$53,901,989		$40,749,342
31-60 days	31,414,463		28,065,490
61-90 days	20,308,652		26,651,442
Greater than 90 days	-		4,012,489
Total	$105,625,104	41%	$99,478,763	41%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition of AGRL by AERL, Messrs. Lam and Vong guaranteed all markers receivable in the Company’s VIP gaming rooms. The guarantees by Messrs. Lam and Vong do not cover markers receivable attributable to the junket agent networks of Mr. Mok, Mr. Lou and Mr. Lei or Mr. Vong as described below. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Group’s existing and future VIP gaming rooms. Upon the acquisition of Bao Li Gaming, Mr. Lou and Mr. Lei guaranteed the collection of all markers receivable attributable to them and their network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Upon the acquisition of the Oriental VIP room, Mr. Vong Veng Im guaranteed the collection of all markers receivable attributable to the Collaborator and his network of junket agents at both the Oriental VIP Room existing and the Company’s existing and future VIP gaming rooms through June 30, 2016.Therefore, as of June 30, 2013 and December 31, 2012, management believes that an allowance for uncollectible markers receivable is not necessary.

Deferred Charges, Policy [Policy Text Block]
Deferred Offering Cost

Deferred offering costs, consisting of legal, accounting and filing fees relating to a proposed offering of Ordinary Shares on the Hong Kong Stock Exchange were capitalized. Deferred offering costs, totaling $1,622,008 were expensed to selling, general and administrative expenses based upon management’s decision to not offer new Ordinary Shares as part of its planned listing on the Hong Kong Stock Exchange. Therefore, the balance of deferred offering cost was zero as of June 30, 2013.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit payable, accrued expenses, and loan payable to shareholders the carrying values of these financial instruments, other than long-term loan payable to shareholders, approximate their fair value due to their short maturities. The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable. The payables-King’s Gaming, Bao Li and Oriental VIP Room acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Notes 9, Note 10 and Note 11).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the six months ended June 30, 2013.

	Fair Value
Contingent Consideration	at 6/30/2013	Valuation Techniques	Unobservable Input	Range

King’s Gaming	$9,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.29% - 0.31%

		Monte Carlo Method	Average Simulated Share Prices	$4.22- $5.29

Oriental VIP Room	$47,813,997	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	8.6% - (16.0%)

		Monte Carlo Method	Average Simulated Share Prices	$3.87- $4.00

Bao-Li Gaming	$47,758,470	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	10.0% - (60.0%)

		Monte Carlo Method	Average Simulated Share Prices	$4.20- $4.31

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the King’s Gaming, Bao Li Gaming and Oriental VIP Room acquisitions are the forecasted performance results of the operations of King’s Gaming, Bao Li Gaming and Oriental VIP Room and the simulated share prices of the Company’s Ordinary Shares under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Trade and Other Accounts Receivable and Concentration Risk Credit Risk [Policy Text Block]
Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2013 and 2012:

	Three Months	Three Months Ended	Six Months	Six Months Ended
	Ended	June 30, 2012	Ended	June 30, 2012
	June 30, 2013	(Restated)	June 30, 2013	(Restated)
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$(2,978,581)	$22,037,168	$3,975,124	$37,365,472
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	46,101,725	45,906,424	45,032,405	45,912,282
Effect of dilutive securities:
- Bao Li earn out shares	-	-	260,544	-
- Weighted average Unit Purchase Option	-	493	-	116,950
Denominator for diluted earnings per share	46,101,725	45,906,917	45,292,949	46,029,232

Basic earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81
Diluted earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued. King’s Gaming did not meet its 2012 Gross Profit Target to exceed $7,380,000 and no incentive shares were issued.

In 2011, the Company decided that a portion of the Directors fees and officers remuneration would be paid in Ordinary Shares. The shares are to be issued in January of each year. A total of 60,610 were issued in July 2013 to satisfy the Company’s obligations for 2012 and have been included in basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2013. A total of 50,400 shares were issued on April 24, 2012 to satisfy the Company’s obligations for 2011 and 2010 and have been included in basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2012. A liability of approximately $309,000 and $209,000 is included in accrued expenses at June 30, 2013 and December 31, 2012, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires on August 10, 2013.

The Company issued one transferable subscription right for each two ordinary shares then owned to stockholders of record on June 3, 2013.Accordingly, as required by FASB ASC Topic 260 “Earnings Per Share” the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013. This factor represents the impact of the bonus element of the rights offering on the Company’s Ordinary Shares, based upon the closing price of the Ordinary Shares immediately prior to the rights trading separately from the Ordinary Shares on June 5, 2013 ($4.07 per share), and the expected proceeds from the rights offering.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3 to 5.5 years	Based upon six months after the expiration of the employment agreement or at the expiration of the employment agreement

Non-Compete agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Profit interest agreement	9 to 11.7 years	Based upon the termination date of the casino's license or June 2022

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]
Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is derived from recent market transactions involving merger and acquisition and/or publicly-traded guideline companies deemed broadly similar to the subject business unit. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value. Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense. During the three months ended June 30, 2013 and 2012, the Group incurred advertising costs of $29,453 and $34,524, respectively; and $32,304 and $88,139 for the six months ended June 30, 2013 and 2012, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned. Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year. All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. As of June 30, 2013, the Company has reserved a total of 60,610 Ordinary Shares for issuance to the Company's directors and key management employees, respectively.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 Ordinary Shares were issued and on July 3, 2013, 60,610 ordinary shares were issued.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”). AERL and AGRL’s and the Promoter Companies' and the Collaborator’s functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”). Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2013	June 30, 2012	December 31, 2012
Period end HK$:US$ exchange rate	$7.76	$7.76	$7.75
Average three-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.76

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and Political Risks [Policy Text Block]
Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Past Due Financing Receivables [Table Text Block]

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	June 30, 2013	% of total markers receivable	December 31, 2012	% of total markers receivable
PRC
0-30 days	$53,901,989		$40,749,342
31-60 days	31,414,463		28,065,490
61-90 days	20,308,652		26,651,442
Greater than 90 days	-		4,012,489
Total	$105,625,104	41%	$99,478,763	41%

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

There were no changes in the valuation techniques during the six months ended June 30, 2013.

	Fair Value
Contingent Consideration	at 6/30/2013	Valuation Techniques	Unobservable Input	Range

King’s Gaming	$9,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.29% - 0.31%

		Monte Carlo Method	Average Simulated Share Prices	$4.22- $5.29

Oriental VIP Room	$47,813,997	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	8.6% - (16.0%)

		Monte Carlo Method	Average Simulated Share Prices	$3.87- $4.00

Bao-Li Gaming	$47,758,470	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	10.0% - (60.0%)

		Monte Carlo Method	Average Simulated Share Prices	$4.20- $4.31

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2013 and 2012:

	Three Months	Three Months Ended	Six Months	Six Months Ended
	Ended	June 30, 2012	Ended	June 30, 2012
	June 30, 2013	(Restated)	June 30, 2013	(Restated)
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$(2,978,581)	$22,037,168	$3,975,124	$37,365,472
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	46,101,725	45,906,424	45,032,405	45,912,282
Effect of dilutive securities:
- Bao Li earn out shares	-	-	260,544	-
- Weighted average Unit Purchase Option	-	493	-	116,950
Denominator for diluted earnings per share	46,101,725	45,906,917	45,292,949	46,029,232

Basic earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81
Diluted earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]

Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2013	June 30, 2012	December 31, 2012
Period end HK$:US$ exchange rate	$7.76	$7.76	$7.75
Average three-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.76

Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	June 30,	December 31,
	2013	2012

Gaming revenues receivable	$2,969,032	$2,480,961

Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible assets as of June 30, 2013 and December 31, 2012 consist of the following:

	Bad Debt	Non-Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts:
Balance as of December 31, 2012	$589,432	$1,517,220	$104,821,571	$106,928,223
Acquisition	16,881	305,927	56,758,004	57,080,812
Foreign currency translation	(191)	(576)	(50,952)	(51,719)
Balance as of June 30, 2013	606,122	1,822,571	161,528,623	163,957,316

Accumulated amortization
Balance as of December 31, 2012	$196,153	$164,633	$12,116,373	$12,477,159
Amortization expense	60,728	70,657	4,846,069	4,977,454
Balance as of June 30, 2013	256,881	235,290	16,962,442	17,454,613
Total amortized intangible assets	$349,241	$1,587,281	$144,566,181	$146,502,703

Goodwill
Unamortized intangible assets:
Balance as of December 31, 2012	$17,037,761
Acquisition	722,748
Foreign currency translation	(11,867)
Balance as of June 30, 2013	$17,748,642

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2013 (6 months)	$8,150,563
2014	16,301,125
2015	16,301,125
2016	16,205,152
2017	16,174,038
Thereafter	73,370,700
$146,502,703

Lines of Credit Payable (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]	Lines of Credit Payable consisted of the following:
	June 30,	December 31,
	2013	2012

Due to Casino Operators	$40,225,365	$34,799,982

Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued Expenses consist of the following:

	June 30,	December 31,
	2013	2012

Commission payable-Junket Agents	$13,679,856	$12,314,860
Management fee payable-related party (Note 12)	515,710	567,684
Management and Directors' compensation	607,396	502,437
Accrued Acquisition Costs- Oriental VIP room (Note 11)	1,133,850	-
Accrued Rights Offering Costs (Note 12)	2,015,152	-
Others	1,277,717	706,742

	$19,229,681	$14,091,723

Acquisition of King's Gaming Promotion Limited (Tables) (Kings Gaming [Member])	6 Months Ended
Jun. 30, 2013
Kings Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the King’s Gaming Purchase Agreement) shall be released and issued to the Seller as follows:

	Gross Profit Target	Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

*- For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.

Schedule Of Purchase Price [Table Text Block]

As of December 31, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2012	$18,000,000
Cash Consideration Paid	(9,000,000)
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	-
Foreign Currency Translation Adjustment	-
Contingent Consideration Payable as of June 30, 2013	$9,000,000

Acquisition of Bao Li Gaming Promotion Limited (Tables) (Bao Li Gaming [Member])	6 Months Ended
Jun. 30, 2013
Bao Li Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip Turnover Target
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000	*
2014	$2,500,000,000	$13,000,000	625,000	*
2015	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Schedule of Purchase Price Allocation [Table Text Block]

As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2012	$32,294,981
Change in Fair Value of Contingent Consideration	15,481,200
Foreign Currency Translation Adjustment	(17,711)
Contingent Consideration Payable as of June30, 2013	$47,758,470

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2014	$31,232,308
2015	16,526,162
$47,758,470

Acquisition of the Oriental VIP Room (Tables) (VIP Room [Member])	6 Months Ended
Jun. 30, 2013
VIP Room [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued and an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of Rolling Chip Turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Schedule Of Purchase Price [Table Text Block]

As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	585,588
Profit interest agreement	56,594,633
Goodwill	606,458

Total Estimated Purchase Price	$57,803,560

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2013	$10,000,000
2014	20,633,000
2015	17,180,997
$47,813,997

Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

As of June 30, 2013 and December 31, 2012, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.612 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding June30, 2013	1,440,000	1,440,000	$5.64	.112 years

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]

At June 30, 2013 and December 31, 2012, the Company has reserved 6,539,600 and 4,664,600 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	June 30, 2013	December 31, 2012

Officer and Director Shares	149,600	149,600

Underwriter Warrants	1,440,000	1,440,000

Contingently Issuable Incentive Shares-King's Gaming	1,200,000	1,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,875,000	1,875,000

Contingently Issuable Incentive Shares-Oriental VIP Room	1,875,000	-

Total	6,539,600	4,664,600

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]

Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:

2013	$988,209
2014	1,078,176
2015	679,285
2016	448,000
2017	124,000
Thereafter	62,000
Total	$3,379,670

Organization and Business of Companies (Details Textual)	1 Months Ended			1 Months Ended		1 Months Ended
	Oct. 31, 2009 Sang Heng [Member]	Sep. 30, 2009 Kings Gaming [Member]	Nov. 10, 2010 Kings Gaming [Member]	Jun. 30, 2011 Sang Lung [Member]	May 18, 2012 Jubilee Dynasty [Member]	Feb. 28, 2011 Bao Li Gaming [Member]	Sep. 05, 2012 Bao Li Gaming [Member]	May 28, 2013 Frontier Champion [Member]	Jun. 26, 2013 Vong Veng Im [Member]
Acquire Right Percentage Of Profits			100.00%		100.00%		100.00%	100.00%	100.00%
Maximum Commission Percentage	1.25%	1.25%		1.25%		1.25%

Summary of Significant Accounting Policies (Details) (Peoples Republic Of China [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Peoples Republic Of China [Member]
0-30 days	$ 53,901,989	$ 40,749,342
31-60 days	31,414,463	28,065,490
61-90 days	20,308,652	26,651,442
Greater than 90 days	0	4,012,489
Total	$ 105,625,104	$ 99,478,763
% of total markers receivable	41.00%	41.00%

Summary of Significant Accounting Policies (Details 1) (USD $)	6 Months Ended
Jun. 30, 2013
Kings Gaming [Member]
Fair Value at 6/30/2013	9,000,000
Kings Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Chip Turnover Annual Growth
Kings Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	1.90%
Kings Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	15.00%
Kings Gaming [Member] | Forecasted Performance Two [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Operating Income/Chip Turnover
Kings Gaming [Member] | Forecasted Performance Two [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	0.29%
Kings Gaming [Member] | Forecasted Performance Two [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	0.31%
Kings Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Kings Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Average Simulated Share Prices	4.22
Kings Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Average Simulated Share Prices	5.29
Oriental VIP Room [Member]
Fair Value at 6/30/2013	47,813,997
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2015
Unobservable Input	Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	8.60%
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	(16.00%)
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Minimum [Member]
Average Simulated Share Prices	3.87
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Maximum [Member]
Average Simulated Share Prices	4
Bao Li Gaming [Member]
Fair Value at 6/30/2013	47,758,470
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2015
Unobservable Input	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	10.00%
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	(60.00%)
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Average Simulated Share Prices	4.2
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Average Simulated Share Prices	4.31

Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$ (2,978,581)	$ 22,037,168	$ 3,975,124	$ 37,365,472
Denominator:
Denominator for basic earnings per share - Weighted-average Ordinary Shares outstanding during the period (in shares)	46,101,725	45,906,424	45,032,405	45,912,282
Effect of dilutive securities:
- Bao Li earn out shares (in shares)	0	0	260,544	0	4,664,600
- Weighted average Unit Purchase Option (in shares)	0	493	0	116,950
Denominator for diluted earnings per share (in shares)	46,101,725	45,906,917	45,292,949	46,029,232
Basic earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81
Diluted earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81

Summary of Significant Accounting Policies (Details 3)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Period Ended [Member]
Foreign Currency Exchange Rate, Translation	7.76	7.75	7.76
Average Three Months [Member]
Foreign Currency Exchange Rate, Translation	7.76	0	7.76
Average Six Months [Member]
Foreign Currency Exchange Rate, Translation	7.76	0	7.76
Average Annual [Member]
Foreign Currency Exchange Rate, Translation	0	7.76	0

Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended				3 Months Ended		6 Months Ended						6 Months Ended	1 Months Ended			12 Months Ended	6 Months Ended
	Jul. 31, 2013	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2009	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 05, 2013	Dec. 31, 2012	Apr. 24, 2012	Dec. 31, 2011	Jun. 30, 2013 Common Stock [Member]	Jul. 31, 2009 Gaming Promoters [Member]	Oct. 31, 2009 Sang Heng [Member]	Oct. 31, 2009 Sang Lung and King [Member]	Dec. 31, 2012 Kings Gaming [Member]	Jun. 30, 2013 Bad Debt Guarantee [Member] Minimum [Member]	Jun. 30, 2013 Bad Debt Guarantee [Member] Maximum [Member]	Jun. 30, 2013 Non Compete Agreement [Member] Minimum [Member]	Jun. 30, 2013 Non Compete Agreement [Member] Maximum [Member]	Jun. 30, 2013 Profit Interest Agreement [Member] Minimum [Member]	Jun. 30, 2013 Profit Interest Agreement [Member] Maximum [Member]
Revenues Earned Based On Percentage Of Non Negotiable Chips							0.05%
Commission Payment Percentage Of Rolling Chip Turnover				1.25%										1.25%	1.25%	1.25%
Total Rolling Chip Turn Over					$ 4,464,312,000	$ 4,682,430,000	$ 8,560,354,000	$ 10,066,704,000
Change Of Revenue Recognition Model		On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model.
Markers Receivable					260,149,814		260,149,814			241,706,663
Gaming Win Rate Percentage					3.06%	3.10%	3.17%	3.01%
Stock Issued During Period, Shares, Issued for Noncash Consideration	60,610		50,400
Directors Share Based Compensation Value					309,000		309,000			209,000
Advertising Expense					29,453	34,524	32,304	88,139
Diluted Common Stock Related To Underwriters							1,440,000
Unit Purchase Option Expiration Description							The UPO expires on August 10, 2013
Directors Compensation Value Payable In Ordinary Shares							20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												200,000
Ordinary Shares Issuable To Directors and Key Management Employees					60,610		60,610				50,400
Finite-Lived Intangible Asset, Useful Life																		3 years	5 years 6 months	9 years	11 years 8 months 12 days	9 years	11 years 8 months 12 days
Performance Traget Description																	Gross Profit Target to exceed $7,380,000
Deferred Offering Costs					$ 0		$ 0			$ 807,401
Stock Issued During Period, Shares, New Issues	60,610												9,784,950
Weighted Average Number Basic And Diluted Outstanding Shares Adjustment Description							Accordingly, as required by FASB ASC Topic 260 Earnings Per Share the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013.
Sale of Stock, Price Per Share									$ 4.07

Accounts Receivable (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Gaming revenues receivable	$ 2,969,032	$ 2,480,961

Accounts Receivable (Details Textual)	Jun. 30, 2013	Dec. 31, 2012
Casino 1 [Member]
Accounts Receivable Percentage Of Total Receivables	67.00%	32.00%
Casino 2 [Member]
Accounts Receivable Percentage Of Total Receivables	8.00%	26.00%
Casino 3 [Member]
Accounts Receivable Percentage Of Total Receivables	15.00%	42.00%
Casino 4 [Member]
Accounts Receivable Percentage Of Total Receivables	10.00%

Intangible Assets (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Gross carrying amounts:
Balance			$ 106,928,223
Acquisition			57,080,812
Foreign currency translation			(51,719)
Balance	163,957,316		163,957,316
Accumulated amortization
Balance			12,477,159
Amortization expense	2,548,542	1,268,319	4,977,454	2,536,835
Balance	17,454,613		17,454,613
Total amortized intangible assets	146,502,703		146,502,703		94,451,063
Unamortized intangible assets:
Balance			17,037,761
Acquisition			722,748
Foreign currency translation			(11,867)
Balance	17,748,642		17,748,642
Bad Debt Guarantee [Member]
Gross carrying amounts:
Balance			589,432
Acquisition			16,881
Foreign currency translation			(191)
Balance	606,122		606,122
Accumulated amortization
Balance			196,153
Amortization expense			60,728
Balance	256,881		256,881
Total amortized intangible assets	349,241		349,241
Non Compete Agreement [Member]
Gross carrying amounts:
Balance			1,517,220
Acquisition			305,927
Foreign currency translation			(576)
Balance	1,822,571		1,822,571
Accumulated amortization
Balance			164,633
Amortization expense			70,657
Balance	235,290		235,290
Total amortized intangible assets	1,587,281		1,587,281
Profit Interest Agreement [Member]
Gross carrying amounts:
Balance			104,821,571
Acquisition			56,758,004
Foreign currency translation			(50,952)
Balance	161,528,623		161,528,623
Accumulated amortization
Balance			12,116,373
Amortization expense			4,846,069
Balance	16,962,442		16,962,442
Total amortized intangible assets	$ 144,566,181		$ 144,566,181

Intangible Assets (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets Net Excluding Goodwill	$ 146,502,703	$ 94,451,063
2013 [Member]
Intangible Assets Net Excluding Goodwill	8,150,563
2014 [Member]
Intangible Assets Net Excluding Goodwill	16,301,125
2015 [Member]
Intangible Assets Net Excluding Goodwill	16,301,125
2016 [Member]
Intangible Assets Net Excluding Goodwill	16,205,152
2017 [Member]
Intangible Assets Net Excluding Goodwill	16,174,038
Thereafter [Member]
Intangible Assets Net Excluding Goodwill	$ 73,370,700

Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
- Amortization of Intangible Assets	$ 2,548,542	$ 1,268,319	$ 4,977,454	$ 2,536,835

Lines of Credit Payable (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Lines of Credit Payable	$ 40,225,365	$ 34,799,982
Due To Casino Operators [Member]
Lines of Credit Payable	$ 40,225,365	$ 34,799,982

Lines of Credit Payable (Detail Textual) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 59,307,000	$ 59,349,000

Accrued Expenses (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Management and Directors' compensation	$ 607,396	$ 502,437
Accrued Rights Offering Costs (Note 12)	2,015,152	0
Others	1,277,717	706,742
Accrued Expenses	19,229,681	14,091,723
Related Party [Member]
Management fee payable-related party (Note 12)	515,710	567,684
VIP Room [Member]
Accrued Acquisition Costs- Oriental VIP room (Note 11)	1,133,850	0
Junket Agents [Member]
Commission payable-Junket Agents	$ 13,679,856	$ 12,314,860

Loans Payable, Shareholders (Details Textual) (USD $)	1 Months Ended		6 Months Ended					6 Months Ended		1 Months Ended	6 Months Ended
	Jul. 31, 2013	Apr. 30, 2011	Jun. 30, 2013	Jun. 05, 2013	Apr. 18, 2011	Mar. 31, 2010	Feb. 02, 2010	Jun. 30, 2013 Common Stock One [Member]	Jun. 30, 2013 Common Stock Two [Member]	Feb. 28, 2010 Messrs Lam and Vongs [Member]	Jun. 30, 2013 Messrs Lam and Vongs [Member]	Dec. 31, 2012 Messrs Lam and Vongs [Member]	Apr. 18, 2011 Messrs Lam and Vongs [Member]
Agreement Initiation Date										Feb 2, 2010
Loans Payable					$ 60,000,000	$ 45,000,000	$ 19,300,000						$ 30,000,000
Funding Advance Amount											29,032,597	62,214,078
Debt Instrument, Maturity Date		Apr 18, 2014
Convertible Debt Value Per Share			20
Convertible Debt			3,000,000
Common Stock Closing Prices Description			Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.
Working Capital Description										This funding commitment terminates at the end of the fiscal quarter that AGRLs working capital is not less than $100,000,000
Repayment Of Loans											34,197,930
Repayment Of Loans From Proceeds Towards Rights Offering	$ 25,802,070
Stock Issued During Period Shares New Issues One								3,312,620
Stock Issued During Period Shares New Issues Two									6,430,380
Sale of Stock, Price Per Share				$ 4.07				$ 4.5	$ 3

Acquisition of AGRL (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2011 Agrl [Member]	Dec. 31, 2010 Spring Fortune [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Incentive Fee, Amount Paid						$ 58,000,000	$ 49,500,000	$ 78,000,000	$ 65,000,000
Incentive Fee Amount Paid Two						82,500,000	75,000,000	94,000,000	78,000,000
Incentive Shares Received				2,573,000
Common Stock Incentive Shares Received	530,000	530,000
Performance Fees		65,000,000
Common Stock Performance Shares Received		2,573,000
Retained Earnings	145,828,260		145,661,185	421
Stock Issued During Period, Shares, Acquisitions					4,210,000
Incentive Target After Tax Income		78,000,000
Additional Paid in Capital	$ 17,977,151

Acquisition of King's Gaming Promotion Limited (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2013 First Year [Member]		Jun. 30, 2013 Second Year [Member]		Jun. 30, 2013 Third Year [Member]		Jun. 30, 2013 Fourth Year [Member]		Jun. 30, 2013 Fifth Year [Member]		Jun. 30, 2013 Sixth Year [Member]		Jun. 30, 2013 Seventh Year [Member]		Jun. 30, 2013 Eighth Year [Member]		Jun. 30, 2013 Ninth Year [Member]		Jun. 30, 2013 Tenth Year [Member]
Incentive Fee, Amount Paid		$ 6,150,000		$ 7,380,000		$ 8,860,000		$ 9,740,000		$ 10,720,000		$ 11,790,000		$ 12,970,000		$ 14,260,000		$ 15,690,000		$ 17,260,000
Incentive Shares Issued		500,000		500,000		500,000		100,000		100,000		100,000		100,000		100,000		100,000		100,000
Additional Incentive Shares Issued	20,000	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.

Acquisition of King's Gaming Promotion Limited (Details 1) (Kings Gaming [Member], USD $)	Dec. 31, 2010
Total Estimated Purchase Price	$ 75,973,890
Goodwill [Member]
Total Estimated Purchase Price	15,008,424
Gaming License Deposit [Member]
Total Estimated Purchase Price	12,446
Bad Debt Guarantee [Member]
Total Estimated Purchase Price	466,116
Non Compete Agreement [Member]
Total Estimated Purchase Price	792,304
Profit Interest Agreement [Member]
Total Estimated Purchase Price	$ 59,694,600

Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]
Contingent Consideration as of December 31, 2012					$ 18,000,000
Cash Consideration Paid					(9,000,000)	9,000,000
Ordinary Shares Issued					0
Change in Fair Value of Contingent Consideration					0
Foreign Currency Translation Adjustment	208,433	183,054	(163,706)	507,895	0
Contingent Consideration Payable as of June 30, 2013					$ 9,000,000

Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]	Jun. 30, 2013 Maximum [Member] Kings Gaming [Member]	Jun. 30, 2013 Minimum [Member] Kings Gaming [Member]
Profit Interest Purchase Agreement Initiation Date						Nov 10, 2010
Acquire Right Percentage Of Profit Interest						100.00%
Payments to Acquire Businesses, Gross					$ (9,000,000)	$ 9,000,000	$ 36,000,000	$ 9,000,000
Business Acquisition Working Capital						27,000,000
Business Acquisition Installment Payment						9,000,000
Business Acquisition Minimum Gross Profit Requirement		6,150,000			6,150,000
Business Acquisition Installment Payment Description					9,000,000
Additional Incentive Shares Issued				20,000	10,000
Additional Gross Profit Target				2,000,000	1,000,000
Estimated contingent purchase price-Oriental VIP Room					75,973,890
Business Acquisition Common Stock Shares Issued						1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share						$ 10.74
Business Acquisition Common Stock Value						16,110,000
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration	7,705,352		5,894,431			50,857,564
Issue Of Comon Stock Subject To Gross Profit Target				500,000	1,500,000
Estimated Contingent Consideration						$ 50,863,890

Acquisition of Bao Li Gaming Promotion Limited (Details) (Bao Li Gaming [Member], USD $)	6 Months Ended
	Jun. 30, 2013
Bao Li Gaming [Member]
Rolling Chip Turnover Target For Base Earnout Payments Shares First Year - 2013	$ 2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares Second Year - 2014	2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares Third Year - 2015	2,500,000,000
Base Earnout Cash Payments Shares First Year - 2013	13,000,000
Base Earnout Cash Payments Shares Second Year - 2014	13,000,000
Base Earnout Cash Payments Shares Third Year - 2015	13,000,000
Base Earnout Shares First Year - 2013	625,000
Base Earnout Shares Second Year - 2014	625,000
Base Earnout Shares Third Year - 2015	625,000
Incremental Earnout Payment Shares First Year - 2013	0	[1]
Incremental Earnout Payment Shares Second Year - 2014	0	[1]
Incremental Earnout Payment Shares Third Year - 2015	$ 0	[1]

[1]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Acquisition of Bao Li Gaming Promotion Limited (Details 1) (Bao Li Gaming [Member], USD $)	Sep. 12, 2012
Total Estimated Purchase Price	$ 48,007,120
Gaming License Deposit [Member]
Total Estimated Purchase Price	12,520
Cash and Incentive Receivables [Member]
Total Estimated Purchase Price	146,026
Bad Debt Guarantee [Member]
Total Estimated Purchase Price	122,381
Non Compete Agreement [Member]
Total Estimated Purchase Price	723,484
Profit Interest Agreement [Member]
Total Estimated Purchase Price	45,016,159
Goodwill [Member]
Total Estimated Purchase Price	$ 1,986,550

Acquisition of Bao Li Gaming Promotion Limited (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Foreign Currency Translation Adjustment	$ 208,433	$ 183,054	$ (163,706)	$ 507,895
Bao Li Gaming [Member]
Contingent Consideration as of December 31, 2012			32,294,981
Change in Fair Value of Contingent Consideration			15,481,200
Foreign Currency Translation Adjustment			(17,711)
Contingent Consideration Payable as of June 30, 2013	$ 47,758,470		$ 47,758,470

Acquisition of Bao Li Gaming Promotion Limited (Details 3) (Bao Li Gaming [Member], USD $)	6 Months Ended
Jun. 30, 2013
Bao Li Gaming [Member]
2014	$ 31,232,308
2015	16,526,162
Total Contingent Consideration	$ 47,758,470

Acquisition of Bao Li Gaming Promotion Limited (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Sep. 30, 2012 Bao Li Gaming [Member]	Jun. 30, 2013 Bao Li Gaming [Member]	Jun. 30, 2013 Bao Li Gaming [Member]	Dec. 31, 2012 Bao Li Gaming [Member]	Sep. 12, 2012 Bao Li Gaming [Member]
Acquire Right Percentage Of Profit Interest					100.00%
Payments to Acquire Businesses, Gross					$ 15,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One									7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two									7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables									146,026
Earn Out Payment Agreement Description							In addition, as more fully set forth below, the Company is required to issue to the Bao Li Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the Base Earnout Payment), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000 (the Incremental Earnout Payment). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Bao Li Seller is not entitled to any additional Incremental Earnout Payments in the event that the Sellers rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Bao Li Seller will not be entitled to receive any earnout payments.
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares							25,000,000
Base Earnout Cash Payments Shares							130,000
Base Earnout Shares							6,250
Estimated Contingent Purchase Price								48,007,120
Business Acquisition Estimated Purchase Price Cash		10,000,000		15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares		47,803,560		32,861,094
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities						47,758,470	47,758,470	32,294,981
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration	$ 7,705,352		$ 5,894,431			$ 9,551,634	$ 15,481,200

Acquisition of the Oriental VIP Room (Details) (VIP Room [Member], USD $)	6 Months Ended
	Jun. 30, 2013
VIP Room [Member]
Rolling Chip Turnover Target For Base Earnout Payments Shares June 30, 2014	$ 2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares June 30, 2015	2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares June 30, 2016	2,500,000,000
Base Earnout Cash Payments Shares June 30, 2014	13,000,000
Base Earnout Cash Payments Shares June 30, 2015	13,000,000
Base Earnout Cash Payments Shares June 30, 2016	13,000,000
Base Earnout Shares June 30, 2014	625,000
Base Earnout Shares June 30, 2015	625,000
Base Earnout Shares June 30, 2016	625,000
Incremental Earnout Payment Shares June 30, 2014	0	[1]
Incremental Earnout Payment Shares June 30, 2015	0	[1]
Incremental Earnout Payment Shares June 30, 2016	$ 0	[1]

[1]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued and an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of Rolling Chip Turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Acquisition of the Oriental VIP Room (Details 1) (VIP Room [Member], USD $)	Jun. 30, 2013
Total Estimated Purchase Price	$ 57,803,560
Bad Debt Guarantee [Member]
Total Estimated Purchase Price	16,881
Non Compete Agreement [Member]
Total Estimated Purchase Price	585,588
Profit Interest Agreement [Member]
Total Estimated Purchase Price	56,594,633
Goodwill [Member]
Total Estimated Purchase Price	$ 606,458

Acquisition of the Oriental VIP Room (Details 2) (VIP Room [Member], USD $)	6 Months Ended
Jun. 30, 2013
VIP Room [Member]
2013	$ 10,000,000
2014	20,633,000
2015	17,180,997
Total Contingent Consideration	$ 47,813,997

Acquisition of the Oriental VIP Room (Details Textual) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 VIP Room [Member]	Jun. 30, 2013 VIP Room [Member]	Jun. 26, 2013 VIP Room [Member]
Acquire Right Percentage Of Profit Interest			100.00%
Payments to Acquire Businesses, Gross			$ 20,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One					10,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two					10,000,000
Earn Out Payment Agreement Description				In addition, as more fully set forth below, the Company is required to pay and issue to the Oriental VIP Room Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date (the Base Earnout Payment), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date are exceeded, in increments of $25,000,000 (the Incremental Earnout Payment). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Oriental VIP Room Seller is not entitled to any additional Incremental Earnout Payments in the event that the Sellers rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Oriental VIP Room Seller will not be entitled to receive any earnout payments. If the Oriental VIP Room Seller achieves an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016, the Company shall pay an additional $2,500,000 for every $1,000,000,000 of Rolling Chip Turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.
Rolling Chip Turnover Target Forbase Earnout Payment Shares				25,000,000
Base Earnout cash Payment Shares				130,000
Base Earnout Shares				6,250
Rolling Chip Turnover Target				15,000,000,000
Rolling Chip Turnover Agreement Maturity Date				Jun 30, 2016
Rolling Chip Turnover Target Base Amount				1,000,000,000
Rolling Chip Turnover Target Additional Payment Amount				2,500,000
Rolling Chip Turnover Target Maximum Payment Amount				12,500,000
Estimated Contingent Purchase Price				57,803,560
Business Acquisition Estimated Purchase Price Cash	10,000,000	15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	47,803,560	32,861,094		47,813,997
Business Acquisition Purchase Price Allocation Extensed Amount	$ 1,252,000

Shareholders' Equity (Details) (Warrant [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Warrant [Member]
Warrants Outstanding December 31, 2012	1,440,000	[1]
Warrants Outstanding, Granted	0	[1]
Warrants Outstanding, Redeemed	0	[1]
Warrants Outstanding, Exercised	0	[1]
Warrants Outstanding June 30, 2013	1,440,000	[1]	1,440,000 [1]
Warrants Exercisable, Outstanding	1,440,000
Warrants Exercisable, Granted	0
Warrants Exercisable, Redeemed	0
Warrants Exercisable, Exercised	0
Warrants Exercisable, Outstanding June 30, 2013	1,440,000		1,440,000
Weighted Average Exercise Price, Outstanding	$ 5.64
Weighted Average Exercise Price, Granted	$ 0
Weighted Average Exercise Price, Redeemed	$ 0
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Outstanding	$ 5.64		$ 5.64
Average Remaining Contractual Life, Outstanding	1 month 10 days		7 months 10 days
Average Remaining Contractual Life, Granted	0 years
Average Remaining Contractual Life, Redeemed	0 years
Average Remaining Contractual Life, Exercised	0 years

[1]	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Shareholders' Equity (Details 1)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	0	260,544	0	4,664,600
Kings Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,200,000		1,200,000
Bao Li Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,875,000		1,875,000
Oriental VIP Room [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,875,000		0
Officer and Director [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			149,600		149,600
Underwriter Warrants [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,440,000		1,440,000

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended				6 Months Ended
	Jul. 31, 2013	Apr. 26, 2013	Aug. 31, 2012	Apr. 30, 2012	Sep. 30, 2011	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 05, 2013	Jun. 03, 2013	Jun. 30, 2013 Rights Offering [Member]	Jun. 30, 2013 Lam Man Pou and Vong Hon Kun [Member]	Jun. 30, 2013 Lam and Vong [Member]	May 24, 2013 Lam and Vong [Member]	Jun. 30, 2013 Audit Committee Chairman [Member]	Jun. 30, 2013 Audit Committee Other [Member]	Jun. 30, 2013 Compensation and Nominating Committee Chairman [Member]	Jun. 30, 2013 Compensation and Nominating Committee [Member]	Jun. 30, 2013 Director [Member]
Common Stock, Shares Authorized						200,000,000			200,000,000		200,000,000
Common Stock, Par value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													20,225,582
Directors Compensation In Cash									$ 30,000
Directors Compensation In Common Stock Shares									20,000
Additional Annual Cash Compensation																		10,000	5,000	5,000	3,000
Directors Compensation In Cash For Atleast Hour																						1,000
Directors Compensation In Cash For Less Than Hour																						500
Director Fees Charged To Operations						124,252		124,251	248,500	248,497
Repurchase Of Common Stock Shares							726,053				1,273,947
Payments for Repurchase of Common Stock							2,728,912				4,166,480
Cash Dividend Description									During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding Ordinary Share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in the dividend payable after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.
Dividend Record Date Description									The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.
Investment Income, Dividend				7,527,988	3,880,406
Preferred Stock, Shares Authorized						1,150,000			1,150,000		1,150,000
Dividend paid		4,142,199	5,097,296						(4,142,199)	(7,527,988)
Class of Warrant or Right, Exercise Price of Warrants or Rights													3
Sale of Stock, Price Per Share												$ 4.07			$ 4.5		$ 4.37
Sale of Stock, Percentage of Ownership after Transaction															34.00%	34.00%
Stock Issued During Period, Shares, New Issues	60,610													19,527,950
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs									$ 2,067,809					$ 2,067,809

Commitments and Contingencies (Details) (USD $)	6 Months Ended
Jun. 30, 2013
2013	$ 988,209
2014	1,078,176
2015	679,285
2016	448,000
2017	124,000
Thereafter	62,000
Total	$ 3,379,670

Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		6 Months Ended			1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Hong Kong [Member]	Jun. 30, 2013 Macau [Member]	Jan. 31, 2013 Sang Heng [Member]	Jun. 30, 2013 Sang Heng [Member]	Jun. 30, 2013 Iao Pou [Member]	Jun. 30, 2013 Kings Gaming [Member]	Jan. 31, 2013 Bao Li and King's Gaming [Member]	Jan. 31, 2013 Sang Lung [Member]	Jul. 31, 2013 Mr.Vong Veng [Member] Subsequent Event [Member]	Jul. 31, 2013 Chien Lee [Member] Subsequent Event [Member]	Jul. 31, 2013 Mr.Leong And Mr.Li [Member]	Jul. 31, 2013 Mr.Leong And Mr.Li [Member] Subsequent Event [Member]
Payment To Related Party Management Company										$ 155,000	$ 155,000	$ 77,500
Payment To Related Party Management Company Revised									180,000				103,000	155,000
Related Party Transaction, Expenses from Transactions with Related Party	1,546,033	1,391,466	3,093,222	2,783,147
Related Party Transaction, Due from (to) Related Party	515,710		515,710		567,683
Employment Contracts Total Compensation Charged To Operations	319,645	237,887	639,289	475,774
Lease Expiration Date							Sep 30, 2015	Apr 30, 2016
Capital Leases, Future Minimum Payments Due, Next Twelve Months	37,331		37,331
Capital Leases, Future Minimum Payments Due in Two Years	76,226		76,226
Capital Leases, Future Minimum Payments Due in Three Years	64,760		64,760
Capital Leases, Future Minimum Payments Due in Four Years	11,857		11,857
Operating Leases, Rent Expense	24,975	18,422	41,713	36,883
Management Fee, Amount Paid						103,000
Fees and Commissions, Transfer Agent						490,671
Employment Agreement Term															5 year	two year		month to month basis
Employment Agreement Expiry Date																	Feb 28, 2013
Monthly Paid Rent For Storage Space			$ 6,960

Related Party Transactions (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction, Expenses from Transactions with Related Party	$ 1,546,033	$ 1,391,466	$ 3,093,222	$ 2,783,147
Mr. Leong And Mr. Lam [Member]
Related Party Transaction, Expenses from Transactions with Related Party	166,341
Mr Vong [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 308,341